SCUDDER
                                                                     INVESTMENTS



Scudder Small Company Value Fund
Scudder Small Company Stock Fund
Scudder Tax Advantaged Dividend Fund

Supplement to the prospectuses dated December 1, 2004

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As of December 1, 2005, Scudder Small Company Value Fund and Scudder Tax
Advantaged Dividend Fund are no longer offered through this prospectus. For a copy of Scudder Small Company Value Fund's or Scudder Tax Advantaged Dividend Fund's current prospectus, please contact Scudder Investments.
























               Please Retain This Supplement for Future Reference




December 1, 2005